Goodwill and Other Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER ASSETS
GOODWILL AND OTHER ASSETS

The changes in carrying amounts of goodwill within the Company’s segments are summarized as follows:

	NA	AP	EMEA	LA	Total
Goodwill	$112,176	$45,987	$168,714	$166,818	$493,695
Accumulated impairment losses	(13,171)	—	(168,714)	(38,859)	(220,744)
Balance at January 1, 2013	$99,005	$45,987	$—	$127,959	$272,951
Impairment loss	—	—	—	(70,000)	(70,000)
Currency translation adjustment	(147)	(4,680)	—	(18,296)	(23,123)
Goodwill	112,029	41,307	168,714	148,522	470,572
Accumulated impairment losses	(13,171)	—	(168,714)	(108,859)	(290,744)
Balance at December 31, 2013	$98,858	$41,307	$—	$39,663	$179,828
Divestiture	(1,600)	—	—	—	(1,600)
Currency translation adjustment	(179)	(1,271)	—	(4,804)	(6,254)
Goodwill	110,250	40,036	168,714	143,718	462,718
Accumulated impairment losses	(13,171)	—	(168,714)	(108,859)	(290,744)
Balance at December 31, 2014	$97,079	$40,036	$—	$34,859	$171,974

Goodwill In the fourth quarter of 2014, goodwill was reviewed for impairment based on a two-step test, which resulted in no impairment in any of the Company's reporting units. Management determined that the Brazil and AP reporting units had excess fair value of approximately $61,000 or 17 percent and approximately $114,200 or 39 percent, respectively, when compared to their carrying amounts. The Domestic and Canada and LA reporting units had excess fair value greater than 100 percent when compared to their carrying amounts. During 2014, NA had a reduction to goodwill of $1,600 relating to the sale of Eras.

During the third quarter of 2013, the Company performed an other-than-annual assessment for its Brazil reporting unit based on a two-step impairment test as a result of a reduced earnings outlook for the Brazil business unit. This was due to a deteriorating macro-economic outlook, structural changes to an auction-based purchasing environment and new competitors entering the market. The Company concluded that the goodwill within the Brazil reporting unit was partially impaired and recorded a $70,000 pre-tax, non-cash goodwill impairment charge. In the fourth quarter of 2013, the Brazil reporting unit was reviewed for impairment based on a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. In addition, the remaining reporting units were reviewed based on a two-step test. These tests resulted in no additional impairment in any of the Company's reporting units.

Other Assets Included in other assets are net capitalized computer software development costs of $36,260 and $40,235 as of December 31, 2014 and 2013, respectively. Amortization expense on capitalized software of $18,326, $20,889 and $18,833 was included in product cost of sales for 2014, 2013 and 2012, respectively. Other long-term assets also consist of patents, trademarks and other intangible assets. Where applicable, other assets are stated at cost and, if applicable, are amortized ratably over the relevant contract period or the estimated life of the assets. Fees to renew or extend the term of the Company’s intangible assets are expensed when incurred.

In August 2012, the Company acquired GAS Tecnologia (GAS), a Brazilian internet banking, online payment and mobile banking security company. At June 30, 2013, the Company finalized the purchase accounting with respect to opening balance sheet valuations. Goodwill and amortizable intangible assets resulting from the acquisition were approximately $26,003 and $16,000, respectively.

Impairment of long-lived assets is recognized when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If the expected future undiscounted cash flows are less than the carrying amount of the asset, an impairment loss is recognized at that time to reduce the asset to the lower of its fair value or its net book value. For the year ended December 31, 2014, the Company recorded other asset-related impairment charges of $2,123 related to leased assets in which the carrying amount of the assets were not recoverable.